Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation:
The Company provides share-based compensation to its directors and certain employees through grants of stock options, TSARs, SARs and deferred, restricted or performance share units.
As at December 31, 2020, the Company had 3,654,046 common shares reserved for future grants of stock options and tandem share appreciation rights under the Company’s stock option plan.
a) Share appreciation rights and tandem share appreciation rights:
All SARs and TSARs granted have a maximum term of seven years with one-third vesting each year from the date of grant. SARs and TSARs units outstanding at December 31, 2020 and 2019 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2018	896,883	$51.27	1,447,301	$51.24
Granted	29,320	57.60	294,680	56.70
Exercised	(39,662)	37.25	(45,769)	37.08
Cancelled	(29,134)	54.72	(34,885)	53.38
Outstanding at December 31, 2019	857,407	$52.02	1,661,327	$52.55
Granted	96,160	29.27	761,050	29.27
Exercised	(20,635)	34.59	(1,900)	34.59
Cancelled	(31,660)	58.13	(5,967)	58.38
Expired	(60,500)	38.24	(74,020)	38.24
Outstanding at December 31, 2020	840,772	$50.61	2,340,490	$45.43

Information regarding the SARs and TSARs outstanding as at December 31, 2020 is as follows:

	Units outstanding at December 31, 2020			Units exercisable at December 31, 2020

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $35.51	3.62	260,071	$32.62	163,911	$34.59
$45.40 to $50.17	3.11	125,784	50.15	125,784	50.15
$54.65 to $78.59	1.86	454,917	61.01	397,516	61.77
	2.59	840,772	$50.61	687,211	$53.16
TSARs
$29.27 to $35.51	5.02	1,067,987	$30.80	306,937	$34.59
$45.40 to $50.17	3.33	311,184	49.84	296,637	50.05
$54.65 to $78.59	3.06	961,319	60.27	674,907	61.74
	3.99	2,340,490	$45.43	1,278,481	$52.51
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2020 and 2019 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2020	2019
Risk-free interest rate	0.1%	1.6%
Expected dividend yield	0.3%	3.7%
Expected life of SARs and TSARs (years)	1.6	1.2
Expected volatility	60%	38%
Expected forfeitures	0.0%	0.1%
Weighted average fair value (USD per share)	$13.36	$3.03

Compensation expense for SARs and TSARs is measured based on their fair value and is recognized over the vesting period. Changes in fair value in each period are recognized in net income for the proportion of the service that has been rendered at each reporting date. The fair value as at December 31, 2020 was $44.6 million compared with the recorded liability of $40.4 million. The difference between the fair value and the recorded liability of $4.2 million will be recognized over the weighted average remaining vesting period of approximately 1.7 years.
For the year ended December 31, 2020, compensation expense related to SARs and TSARs included an expense in cost of sales and operating expenses of $33.1 million (2019 - recovery of $8.7 million). This included an expense of $27.2 million (2019 - recovery of $13.7 million) related to the effect of the change in the Company’s share price.

b) Deferred, restricted and performance share units (old plan and new plan):
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2020 and 2019 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (old plan)	Number of performance share units (new plan)
Outstanding at December 31, 2018	209,092	17,361	579,778	—
Granted	14,158	79,240	—	134,930
Performance factor impact on redemption[1]	—	—	132,215	—
Granted in lieu of dividends	4,031	2,840	9,909	4,464
Redeemed	(137,515)	(15,428)	(396,635)	—
Cancelled	—	(845)	(21,822)	(1,356)
Outstanding at December 31, 2019	89,766	83,168	303,445	138,038
Granted	29,393	154,460	—	301,090
Performance factor impact on redemption[1]	—	—	(117,674)	—
Granted in lieu of dividends	3,788	7,326	4,529	13,597
Redeemed	—	(7,713)	(39,612)	(1,842)
Cancelled	—	(8,369)	(3,887)	(7,713)
Outstanding at December 31, 2020	122,947	228,872	146,801	443,170
[1]     Performance share units granted prior to 2019 have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company's total shareholder return in relation to a predetermined target over the period to vesting. These units relate to performance share units redeemed in the quarter ended March 31, 2019, and the quarter ended March 31, 2020.

Performance share units granted since 2019 reflect a new long-term incentive plan. The performance share units granted under the new plan are redeemable for cash based on the market value of the Company's common shares and are non-dilutive to shareholders. They vest over three years and include two performance factors: (i) relative total shareholder return of Methanex shares versus a specific market index (the market performance factor) and (ii) three year average Return on Capital Employed (the non-market performance factor). The market performance factor is measured by the Company at the grant date and reporting date using a Monte-Carlo simulation model to determine fair value. The non-market performance factor reflects management's best estimate to determine the expected number of units to vest. Based on these performance factors the performance share unit payout will range between 0% to 200%, with the first payout of the new performance share units in 2022.
Compensation expense for deferred, restricted and performance share units is measured at fair value based on the market value of the Company’s common shares and is recognized over the vesting period. Changes in fair value are recognized in net income for the proportion of the service that has been rendered at each reporting date. The fair value of deferred, restricted and performance share units as at December 31, 2020 was $46.9 million compared with the recorded liability of $31.5 million. The difference between the fair value and the recorded liability of $15.4 million will be recognized over the weighted average remaining vesting period of approximately 1.7 years.
For the year ended December 31, 2020, compensation expense related to deferred, restricted and performance share units included in cost of sales and operating expenses was an expense of $22.0 million (2019 - expense of $4.5 million). This included an expense of $11.4 million (2019 - recovery of $4.9 million) related to the effect of the change in the Company’s share price.

c) Stock options:
The exercise price of each stock option is equal to the quoted market price of the Company’s common shares at the date of the grant. Options granted have a maximum term of seven years with one-third of the options vesting each year after the date of grant.
Common shares reserved for outstanding incentive stock options as at December 31, 2020 and 2019 are as follows:

	Number of stock options	Weighted average exercise price
Outstanding at December 31, 2018	198,221	$48.55
Granted	7,410	57.60
Exercised	(2,700)	31.73
Cancelled	(2,300)	52.31
Outstanding at December 31, 2019	200,631	$49.07
Granted	15,440	$29.27
Exercised	(5,900)	34.59
Cancelled	(5,600)	58.96
Expired	(31,320)	38.24
Outstanding at December 31, 2020	173,251	$49.44

Information regarding the stock options outstanding as at December 31, 2020 is as follows:

	Options outstanding at December 31, 2020			Options exercisable at December 31, 2020

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$29.27 to $35.51	3.14	63,307	$33.29	47,867	$34.59
$45.40 to $50.17	3.17	24,034	50.17	24,034	50.17
$54.65 to $78.59	1.89	85,910	61.13	74,402	61.94
	2.53	173,251	$49.44	146,303	$51.06
For the year ended December 31, 2020, compensation expense related to stock options was $0.1 million (2019 - $0.2 million).